Assets Held for Sale (Details) - Dec. 20, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Held for sale | Huizhou YiduYuzheng
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Bidding price	$ 21,625	¥ 141,100